EQUITY TRANSACTIONS (Narrative) (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 31, 2021 Vote $ / shares shares	Apr. 05, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 shares
Class of Stock [Line Items]
Authorized share capital, ordinary shares	2,000,000,000		2,000,000,000
Issuance of ordinary shares from exercise of share options, shares			3,508,990	125,900	3,572,880	10,000
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			34,632,130		1,224,180
Number of Class A ordinary shares equivalent to preference share			10,000
Mr. Man San Vincent Law
Class of Stock [Line Items]
Number of common shares issued during period		65,000
Aggregate consideration from shares issued from exercise of stock options | $		$ 65,000
Share price | $ / shares		$ 1.0
Minimum [Member]
Class of Stock [Line Items]
Options exercise price per share | $ / shares			$ 0.2		$ 0.2
Minimum [Member] | Mr. Man San Vincent Law
Class of Stock [Line Items]
Voting power (in percent)		17.66%
Maximum [Member]
Class of Stock [Line Items]
Options exercise price per share | $ / shares			$ 1.0		1.0
Maximum [Member] | Mr. Man San Vincent Law
Class of Stock [Line Items]
Voting power (in percent)	54.90%
Class A Ordinary shares [Member]
Class of Stock [Line Items]
Authorized share capital, ordinary shares	1,599,935,000		1,599,935,000	700,000,000
Ordinary shares, par value per share | $ / shares	$ 0.00005		$ 0.00005	$ 0.00005	$ 0.00005
Private placement, ordinary shares issued			185,572,963		4,797,060
Conversion of Class B to Class A ordinary shares, shares				10,000,000	64,400,200
Ordinary shares issued	710,078,070		710,078,070	430,127,692	420,001,792
Ordinary shares, shares outstanding	710,078,070		710,078,070	430,127,692	420,001,792
Number of common shares issued during period			3,508,990	125,900	3,572,880
Options exercise price per share | $ / shares				$ 0.2
Issuance of ordinary shares from exercise of share options, shares			38,141,120	125,900
Aggregate consideration from shares issued from exercise of stock options | $			$ 2,496	$ 27	$ 2,456
Number of votes per share | Vote	1		1
Class A Ordinary shares [Member] | Business combinations
Class of Stock [Line Items]
Number of common shares issued during period			56,236,295
Class A Ordinary shares [Member] | Private Placement
Class of Stock [Line Items]
Number of common shares issued during period			185,572,963
Class A Ordinary shares [Member] | Ordinary shares [Member]
Class of Stock [Line Items]
Authorized share capital, ordinary shares	1,599,935,000		1,599,935,000
Class B Ordinary shares [Member]
Class of Stock [Line Items]
Authorized share capital, ordinary shares	400,000,000		400,000,000	300,000,000
Ordinary shares, par value per share | $ / shares	$ 0.00005		$ 0.00005	$ 0.00005
Conversion of Class B to Class A ordinary shares, shares				(10,000,000)	(64,400,200)
Ordinary shares issued	99		99	99	10,000,099
Ordinary shares, shares outstanding	99		99	99	10,000,099
Number of votes per share | Vote	10		10
Class A preference shares [Member]
Class of Stock [Line Items]
Private placement, ordinary shares issued			65,000
Preferred stock shares authorized	65,000		65,000	0
Preference Shares, Shares Authorized	65,000		65,000	0